FINANCIAL ASSETS AND LIABILITIES - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2023
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.08%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.98%
Probable [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.20%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.20%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.85%
Probable [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.34%
Probable [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.25%
Probable [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.20%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	12.60%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	12.48%
25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.75%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.75%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.82%
25% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.17%
25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.31%
25% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.25%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	15.13%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	14.98%
50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	10.30%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	9.30%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.78%
50% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.01%
50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.38%
50% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.30%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.56%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.49%
-25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.65%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.65%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.89%
-25% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.50%
-25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.19%
-25% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.15%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.04%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.99%
-50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.10%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.10%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.93%
-50% [member] | IGP-M [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.67%
-50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.13%
-50% [member] | SOFR [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.10%